Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

On May 29, 2019, the Company, Campbeltown and Walefar entered into an Amendment to the HTS Purchase Agreement (the “Amendment”), which provided for an adjustment to the number of shares of common stock issued to Walefar and Campbeltown in the acquisition of HTS. Pursuant to the Amendment, Campbeltown and Walefar agreed to return for cancelation 5,542,328 and 5,542,329 shares of common stock, respectively. This Amendment reduced the amount of shares issued in the acquisition to 11,368,297 shares from 22,452,954 shares and the amount of share consideration to approximately $2,682,918 from approximately $5,298,897. This adjustment was made as a result of a correction in the calculation of working capital and other share give back provisions of the HTS Purchase Agreement.

On April 4, 2019, the Company entered into a form of Securities Purchase Agreement (the “Securities Purchase Agreement”) with accredited investors (the “Purchasers”). Pursuant to the Securities Purchase Agreement, on April 9, 2019 (the “Closing Date”), the Company sold an aggregate, with the Conversions included, of $5,000,000 of units (the “Units”) resulting in gross proceeds of $5,000,000, before deducting placement agent fees and offering expenses (the “Offering”). The per Unit purchase price was $0.30. Each Unit is comprised of one share of the Company’s common stock, $0.001 par value per share (the “Common Stock”), and a warrant to purchase one share of Common Stock, and, as a result of the Offering, the Company issued 16,666,668 shares of Common Stock (the “Shares”) and warrants (the “Warrants”) to purchase 16,666,668 shares of Common Stock (the “Warrant Shares”) at an exercise price equal to $0.35 per Warrant Share, which Warrants are exercisable for a period of five and one-half years from the issuance date. Both Shai Lustgarten, the Company’s Chief Executive Officer, and Carlos J. Nissensohn, a consultant to and principal stockholder of the Company, participated in the Offering by converting $200,000 each of unpaid principal owed to them from the HTS acquisition (the “Conversions”) by the Company in exchange for Shares and Warrants on the same terms as all other Purchasers. With the Conversions included, the Offering resulted in gross proceeds of $5,000,000. As a result of the Conversions, a principal amount of $150,000 is owed to each Walefar and Campbeltown respectively under the note issued to them as partial consideration in the sale of HTS to the Company on October 5, 2018.

The following table sets forth the various costs and expenses payable by us in connection with the sale of the securities being registered. All such costs and expenses shall be borne by us. Except for the SEC registration fee, all the amounts shown are estimates.

	Amount to be Paid
SEC registration fee	$
Legal fees and expenses		$35,000
Accounting fees and expenses		$30,000
Printing and miscellaneous expenses		$5,000
Total	$

Our certificate of incorporation contains provisions that limit the liability of our directors for monetary damages to the fullest extent permitted by Delaware law. Consequently, our directors will not be personally liable to us or our stockholders for monetary damages for any breach of fiduciary duties as directors, except liability for:

●	any breach of the director’s duty of loyalty to us or our stockholders;
●	any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law;
●	unlawful payments of dividends or unlawful stock repurchases or redemptions as provided in Section 174 of the Delaware General Corporation Law; or
●	any transaction from which the director derived an improper personal benefit.

INDEMNIFICATION OF DIRECTORS AND OFFICERS

Our certificate of incorporation and bylaws provide that we are required to indemnify our directors and officers, in each case to the fullest extent permitted by Delaware law. Our bylaws also provide that we are obligated to advance expenses incurred by a director or officer in advance of the final disposition of any action or proceeding, and permit us to secure insurance on behalf of any officer, director, employee or other agent for any liability arising out of his, her or its actions in that capacity regardless of whether we would otherwise be permitted to indemnify him, her or it under Delaware law.

We believe that these provisions in our certificate of incorporation and bylaws are necessary to attract and retain qualified persons as directors and officers.

The limitation of liability and indemnification provisions in our certificate of incorporation may discourage stockholders from bringing a lawsuit against directors for breach of their fiduciary duties. They may also reduce the likelihood of derivative litigation against directors and officers, even though an action, if successful, might benefit us and our stockholders. A stockholder’s investment may be harmed to the extent we pay the costs of settlement and damage awards against directors and officers pursuant to these indemnification provisions. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to our directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. There is no pending litigation or proceeding naming any of our directors, officers or employees as to which indemnification is being sought, nor are we aware of any pending or threatened litigation that may result in claims for indemnification by any director, officer or employee.

RECENT SALES OF UNREGISTERED SECURITIES

On May 29, 2019, the Company, Campbeltown and Walefar entered into an Amendment to the HTS Purchase Agreement (the “Amendment”), which provided for an adjustment to the number of shares of common stock issued to Walefar and Campbeltown in the acquisition of HTS. Pursuant to the Amendment, Campbeltown and Walefar agreed to return for cancelation 5,542,328 and 5,542,329 shares of common stock respectively. This Amendment reduced the amount of shares issued in the acquisition to 11,368,297 shares from 22,452,954 shares and the amount of share consideration to approximately $2,682,918 from approximately $5,298,897. This adjustment was made as a result of a correction in the calculation of working capital and other share give back provisions of the HTS Purchase Agreement.

On April 4, 2019, the Company entered into a form of Securities Purchase Agreement (the “Securities Purchase Agreement”) with accredited investors (the “Purchasers”). Pursuant to the Securities Purchase Agreement, on April 9, 2019 (the “Closing Date”), the Company sold an aggregate, with the Conversions included, of $5,000,000 of units (the “Units”) resulting in gross proceeds of $5,000,000, before deducting placement agent fees and offering expenses (the “Offering”). The individual Unit purchase price was $0.30. Each Unit is comprised of one share of the Company’s common stock, $0.001 par value per share (the “Common Stock”), and a warrant to purchase one share of Common Stock, and, as a result of the Offering, the Company issued 16,666,668 shares of Common Stock (the “Shares”) and warrants (the “Warrants”) to purchase 16,666,668 shares of Common Stock (the “Warrant Shares”) at an exercise price equal to $0.35 per Warrant Share, which Warrants are exercisable for a period of five and one-half years from the issuance date. Both Shai Lustgarten, the Company’s Chief Executive Officer, and Carlos J. Nissenson, a consultant to and principal stockholder of the Company, participated in the Offering by converting $200,000 each of unpaid principal owed to them from the HTS acquisition (the “Conversions”), by the Company in exchange for Shares and Warrants on the same terms as all other Purchasers. With the Conversions included, the Offering resulted in gross proceeds of $5,000,000. As a result of the Conversions, a principal amount of $150,000 is owed to each Walefar and Campbeltown respectively under the note issued to them as partial consideration in the sale of HTS Image Processing to the Company on October 5, 2018.

On December 11, 2018, the Company issued to Orion Capital Advisors, LLC (“Orion”) 150,000 shares of common stock pursuant to the Consulting Agreement between the Company and Orion dated October 10, 2018.

On December 11, 2018, the Company issued to Three Rivers Business Consulting, LLC (“Three Rivers”) 150,000 shares of common stock pursuant to the Business Development Agreement between the Corporation and Three Rivers dated August 1, 2018.

On December 7, 2018, the Company issued options to purchase an aggregate of 2,875,000 shares of common stock, at an exercise price of $0.27, pursuant to the Company’s 2018 Equity Incentive Plan.

On October 31, 2018, the Company issued options to purchase an aggregate of 2,165,000 shares of common stock, at an exercise price of $0.22, pursuant to the Company’s 2018 Equity Incentive Plan.

On October 18, 2018, the Company issued Orion 150,000 shares of common stock pursuant to a consulting agreement with Orion.

On October 11, 2018, the Company issued 22,452,954 shares of common stock, a 12-month convertible promissory note in the principal amount of $700,000 with a conversion price of $0.236, in connection with the HTS Purchase Agreement with Walefar and Campbeltown, dated October 5, 2018. As of the date of this filing, an aggregate principal amount of $300,000 remains outstanding. On May 29, 2019, the Company, Campbeltown and Walefar entered into an Amendment to the HTS Purchase Agreement (the “Amendment”), which provided for an adjustment to the number of shares of common stock issued to Walefar and Campbeltown in the acquisition of HTS. Pursuant to the Amendment, Campbeltown and Walefar agreed to return for cancelation 5,542,328 and 5,542,329 shares of common stock respectively. This Amendment reduced the amount of shares issued in the acquisition to 11,368,297 shares from 22,452,954 shares and the amount of share consideration to approximately $2,682,918 from approximately $5,298,897. This adjustment was made as a result of a correction in the calculation of working capital and other share give back provisions of the HTS Purchase Agreement. This Amendment also reduces the Company’s issued and outstanding common stock to 77,008,411 from 88,093,068.

On October 4, 2018, the Company issued Yes If, LLC, an entity controlled by Jason Griffith, warrants to purchase an aggregate of 500,000 shares of common stock at $0.50 per share pursuant to his consulting agreement with the Company.

On October 4, 2018, the Company issued Orion Capital warrants to purchase an aggregate of 300,000 shares of common stock at $0.60 per share pursuant to a consulting agreement with the Company.

On October 4, 2018, the Company issued Three Rivers 100,000 shares of common stock, 100,000 shares of common stock to Corporate Profile LLC pursuant to a letter agreement and 105,932 shares of common stock to Sichenzia Ross Ference LLP for legal services.

On August 1, 2018, the Company issued 64,516 shares of common stock to the Company’s legal counsel, Sichenzia Ross Ference LLP as payment for legal services.

On July 27, 2018, the Company issued 200,000 shares of its common stock to John Nesbett pursuant to the Company’s investor relations agreement with his entity, Institutional Marketing Services, Inc. and Sichenzia Ross Ference, LLP was issued 64,516 shares of common stock for legal services.

On June 26, 2018, the Company issued 150,000 shares of common stock to Maren Life Reinsurance LTD and warrants to purchase 200,000 shares of common stock at $0.28 per share as part of a debt settlement agreement.

On June 7, 2018, the Company authorized the issuance of 8,600,000 shares of common stock to Jason Griffith. The issuance was part of a convertible provision in an existing note held by Jason Griffith. With the issuance of stock the debt and accrued interest was extinguished.

On March 8, 2018, the Company granted a total of 1,700,000 shares of common stock and options to purchase up to 6,800,000 shares of common stock under the 2018 Equity Incentive Plan. Also, pursuant to the Company’s 2018 Equity Incentive Plan, the Company granted 1,000,000 shares of the Company’s common stock to the Company’s Chief Executive Officer Shai Lustgarten. Also, the company granted a total of 1,800,000 shares to the individuals for services rendered including the Company’s Chief Financial Officer Ben Kemper, external consultants, Kurt Thomet, and George Zicman.

On December 30, 2017, the Company authorized the issuance of 600,000 shares of common stock valued at $59,400 and 1,600,000 shares of Series C Preferred Stock as part of a debt extinguishment agreement with Kurt Thomet and George Zicman who were creditors and former employees of the Company. The common shares were issued on June 9, 2018. The Series C Preferred Stock was valued at $0.80 per share. The total net amount of debt extinguished in this transaction was $5,811,334.95. The Company also authorized the issuance of 85,000 shares of Series C Preferred Stock and issued 3,000,000 stock warrants with an exercise price of $.20 as part of a separate debt reduction agreement with David Marin, who is a principal stockholder of the Company. The total net amount of debt forgiven in this transaction was $9,607,529.86.

On October 2, 2017, the Company granted 500,000 stock options to the Company’s CFO as part of the CFO’s employment agreement.

On August 2, 2017, the Company granted a total of 1,500,000 stock warrants with an exercise price of $0.11 per share and 600,000 shares of common stock as part of a consulting agreement with Carlos Jaime Nissenson.

On August 2, 2017, the Company granted a total of 6,481,000 stock options, 2,200,000 stock options were granted to five Board members and 3,781,000 stock options were granted to the Chief Executive Officer pursuant to his Employment Contract and 500,000 to Company’s legal counsel.

On June 30, 2017, the Company issued 87,500 shares to board members in relation to the vesting schedule agreed to during 4th quarter 2015, which is based on an annual grant 100,000 restricted shares every October and vesting over 8 quarters per independent board member as compensation.

In April 2017, the Company issued 640,000 shares to the Chief Executive Officer as a signing bonus under his Employment Agreement. The shares were valued at $48,000. In addition, the Company issued 70,000 shares to its then Chief Financial Officer as additional fees pursuant to his Contractor Agreement. The shares were valued at $8,400.

NOTE 19 – SUBSEQUENT EVENTS

In accordance with ASC 855, “Subsequent Events”, the Company has evaluated all subsequent events through the date of this filing. No other significant events have occurred besides the events already disclosed in the Notes above.

On March 6, 2018, the Board approved the Company’s 2018 Equity Incentive Plan and later amended it on October 31, 2018 to increase the amount of shares available under the 2018 Equity Incentive Plan to 20,000,000 shares.

On January 23, 2019, shareholders holding a majority of shares of our common stock executed a written consent in lieu of a shareholder meeting authorizing the Company to take the following corporate actions:

i.	Adopt and ratify our 2018 Equity Incentive Plan
ii.	Authorize the Board to effectuate a reverse split (the “Reverse Split”) of our common stock by a ratio of not less than one (1) for fifteen (15) (the “Range”), with the exact ratio to be set at a whole number within the Range as determined by the Board in its sole discretion; and
iii.	Authorize the Board to amend the Company’s Certificate of Incorporation in order to increase the Company’s authorized number of shares of common stock from 100,000,000 shares of common stock, par value $0.001 per share to 200,000,000 shares of common stock.

On April 4, 2019, the “Company entered into a form of Securities Purchase Agreement (the “Securities Purchase Agreement”) with accredited investors (the “Purchasers”). Pursuant to the Securities Purchase Agreement, on April 9, 2019 (the “Closing Date”), the Company sold an aggregate gross proceeds of $5,000,000 of units (the “Units”) before deducting placement agent fees and offering expenses (the “Offering”). The individual Unit purchase price was $0.30. Each Unit is comprised of one share of the Company’s common stock, $0.001 par value per share (the “Common Stock”), and a warrant to purchase one share of Common Stock, and, as a result of the Offering, the Company issued 16,666,668 shares of Common Stock (the “Shares”) and warrants (the “Warrants”) to purchase 16,666,668 shares of Common Stock (the “Warrant Shares”) at an exercise price equal to $0.35 per Warrant Share, which Warrants are exercisable for a period of five and one-half years from the issuance date. Both Shai Lustgarten, the Company’s Chief Executive Officer, and Carlos J. Nissenson, a consultant to and principal stockholder of the Company, participated in the Offering by converting $200,000 each of unpaid principal owed to them by the Company in exchange for Shares and Warrants on the same terms as all other Purchasers.

On April 12, 2019, the Board approved and authorized the Reverse Split, to be effectuated at a later date, as determined by the Board, and upon the filling of a certificate of amendment to the Company’s articles of incorporation.

On May 29, 2019, the Company, Campbeltown and Walefar entered into an Amendment to the HTS Purchase Agreement (the “Amendment”), which provided for an adjustment to the number of shares of common stock issued to Walefar and Campbeltown in the acquisition of HTS. Pursuant to the Amendment, Campbeltown and Walefar agreed to return for cancelation 5,542,328 and 5,542,329 shares of common stock respectively. This Amendment reduced the amount of shares issued in the acquisition to 11,368,297 shares from 22,452,954 shares and the amount of share consideration to approximately $2,682,918 from approximately $5,298,897. This adjustment was made as a result of a correction in the calculation of working capital and other share give back provisions of the HTS Purchase Agreement. This Amendment also reduces the Company’s issued and outstanding common stock to 77,008,411 from 88,093,068 as of May 29, 2019.